GOODWILL AND INTANGIBLE ASSETS (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Development costs not amortised	$ 6,980	$ 3,719
Description of project completion period	January 1, 2021 to December 31, 2023
Additional project cost	$ 8,798
Impairment through use or sale of the assets		76,740
Long term growth rate on fifth year	2.00%
Additional impairment loss due to growth in revenues	$ 384
Variation in discount rate	10.00%
Additional impairment loss	$ 1,504
Impairment loss	$ 15,422	$ 16,570	$ 19,212
Top of range [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Cash flow projections	0.00%
Pre tax discount rates	0.44	0.27
Bottom of range [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Cash flow projections	12.00%
Pre tax discount rates	0.16	0.20
Primus trade name [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment loss	$ 135